Trade Notes and Accounts Receivable, Net (Tables)	12 Months Ended
Dec. 31, 2018
Trade Notes and Accounts Receivable, Net
Schedule of trade notes and accounts receivables, net

	2018		2017
Non-interest bearing notes received from customers as deposits and advances mainly in connection with annual (“upfront basis”) and from time to time (“scatter basis”) prepayments (see Note 2 (o))	Ps.	12,676,363	Ps.	17,309,800
Trade accounts receivable		11,451,803		11,074,352
Loss allowance		(4,379,316)		(3,657,079)
	Ps.	19,748,850	Ps.	24,727,073

Schedule of aging analysis of current trade receivables past due

	2018		2017
1 to 90 days	Ps.	4,104,913	Ps.	3,830,620
91 to 180 days		1,291,493		1,019,717
More than 180 days		4,638,228		4,295,611

Schedule of carrying amount of trade notes and accounts receivable in foreign currencies

	2018		2017
U.S. dollar	Ps.	2,829,234	Ps.	2,103,300
Other currencies		107,510		210,621
At December 31	Ps.	2,936,744	Ps.	2,313,921

Schedule of loss allowance of trade notes and account receivables

	2018		2017
At January 1	Ps.	(3,657,079)	Ps.	(3,866,492)
Impairment provision		(1,402,555)		(1,121,906)
Initial adoption of IFRS 9 (see Note 27)		(281,594)		—
Write-off of receivables		961,912		1,331,319
At December 31	Ps.	(4,379,316)	Ps.	(3,657,079)